K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

December 8, 2025
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520
Neuberger Berman ETF Trust
-- Neuberger International Core Equity ETF -- Neuberger International Core Equity Premium Income ETF
File Nos. 333-261613; 811-23761
Re: Request for Selective Review for Post-Effective Amendment No. 41
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman ETF Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (“PEA 41”) on behalf of its series listed above.  PEA 41 includes the prospectuses (“Prospectuses”) and statements of additional information (“SAIs”) relating to the series of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add Neuberger International Core Equity ETF and Neuberger International Core Equity Premium Income ETF each as a new series of the Registrant.  This filing is not intended to affect the prospectuses or SAIs of any other previously registered series of the Registrant.

 The form of the Prospectuses and the section of the Prospectuses titled “Your Investment,” and the form of the SAIs and the text of the SAIs (except the section titled “Investment Information”) are substantially the same as parallel disclosure in the prospectuses and the SAIs contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Securities and Exchange Commission
December 8, 2025

Post-Effective Amendment No. 32 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for shares of Neuberger Berman Emerging Markets Debt Hard Currency ETF (Accession No. 0000898432-24-000789) (April 17, 2025).
Post-Effective Amendment No. 28 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for shares of Neuberger Berman Small Value ETF and Neuberger Berman Quality Select ETF (Accession No. 0000898432-24-000032) (February 14, 2025).
Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 41.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 41 will become effective on February 6, 2026. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by January 7, 2026.  This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9473 with any questions or comments you may have.  Thank you for your attention.

Sincerely, /s/ Franklin H. Na Franklin H. Na